Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Registrant Name	dei_EntityRegistrantName	Value Line Premier Growth Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000102767
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 22, 2017
Prospectus Date	rr_ProspectusDate	Jan. 01, 2018
Value Line Premier Growth Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Value Line Premier Growth Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s sole investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waiver and expense reimbursement is in place through June 30, 2019 only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To achieve the Fund’s goal, the Adviser invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. The Fund may invest in small, mid or large capitalization companies, including foreign companies. There are no set limitations of investments according to a company’s size, or to a sector weighting.

The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
To achieve the Fund’s goal, the Adviser  invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. The Fund may invest in small, mid or large capitalization companies, including foreign companies.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in the Fund you should carefully evaluate the risks.

■    Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions. Market risk may affect a single issuer, an industry, a sector of the economy, or the market as a whole.

■    Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■    Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may, from time to time, be overweighted or underweighted in certain sectors, which may cause the Fund's performance to be more or less sensitive, respectively, to developments affecting those sectors.

■    Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser's investment strategies will produce the desired results.

■    Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

■    Small Capitalization and Newer Companies Risk. Investing in the securities of a small capitalization or newer company poses greater risk than investing in larger, more established companies. Small capitalization and newer companies often have more volatile market prices, less capital, a shorter history of operations, and less experienced management than larger companies.

■    Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

■    Liquidity Risk. In October 2016, the Securities and Exchange Commission (the "SEC") adopted Rule 22e-4 under the Investment Company Act of 1940 (the "1940 Act"), which mandates certain liquidity risk management practices for open-end funds, including the Fund, by 2018. The precise impact the rule will have on the Fund and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Fund's expenses, yield and return potential.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 35.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table below compares the performance of the Investor Class and Institutional Class shares to the performance of the S&P 500® Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table below compares the performance of the Investor Class and Institutional Class shares to the performance of the S&P 500® Index, which is a broad based market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vlfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns of Investor Class (before taxes) as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2 2009	+18.60
Worst Quarter:	Q4 2008	–24.67

After-tax returns included in the table below are shown for Investor Class shares only and the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns included in the table below are shown for Investor Class shares only and the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Value Line Premier Growth Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VALSX
Management Fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	$ 123
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	$ 1,466
2007	rr_AnnualReturn2007	18.30%
2008	rr_AnnualReturn2008	(40.13%)
2009	rr_AnnualReturn2009	32.29%
2010	rr_AnnualReturn2010	21.66%
2011	rr_AnnualReturn2011	4.59%
2012	rr_AnnualReturn2012	17.80%
2013	rr_AnnualReturn2013	26.56%
2014	rr_AnnualReturn2014	6.75%
2015	rr_AnnualReturn2015	0.25%
2016	rr_AnnualReturn2016	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.67%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	7.00%
5 years	rr_AverageAnnualReturnYear05	11.29%
10 years	rr_AverageAnnualReturnYear10	7.37%
Value Line Premier Growth Fund, Inc. | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VILSX
Management Fees	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 98
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	531
10 years	rr_ExpenseExampleYear10	$ 1,178
Value Line Premier Growth Fund, Inc. | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	5.38%
5 years	rr_AverageAnnualReturnYear05	9.20%
10 years	rr_AverageAnnualReturnYear10	6.07%
Value Line Premier Growth Fund, Inc. | Return after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 year	rr_AverageAnnualReturnYear01	5.32%
5 years	rr_AverageAnnualReturnYear05	8.95%
10 years	rr_AverageAnnualReturnYear10	5.94%
Value Line Premier Growth Fund, Inc. | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	11.96%
5 years	rr_AverageAnnualReturnYear05	14.66%
10 years	rr_AverageAnnualReturnYear10	6.95%

[1]	The Management Fees and Other Expenses have been restated to reflect current fees and expenses for the Fund following the unbundling of its management fee from amounts payable for administrative services provided by EULAV Asset Management (the "Adviser"). Total Annual Fund Operating Expenses are not affected by such unbundling.
[2]	The Adviser and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”), have agreed to waive certain class-specific fees and/or pay certain class-specific expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The information regarding the Institutional Class in the table has been restated to reflect the Expense Limitation. The Adviser and the Distributor may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years after the fiscal year end in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated or modified before June 30, 2019 only with the agreement of the Fund’s board.